Marketable securities	12 Months Ended
Dec. 31, 2023
Marketable Securities
Marketable securities

5.	Marketable securities

Comprise financial assets measured at fair value through profit or loss.

	2023	2022

FUNCINE(i)	12,949	12,929
Fundo Soberano(ii)	1,840	179
FIC: (iii)
Government bonds(a)	1,203,968	1,323,409
CDBs(b)	47,464	20,371
Financial bills(c)	303,131	398,879
Other(d)	402,087	447,797
	1,971,439	2,203,564

Current portion	(1,958,490)	(2,190,635)
Non-current portion	12,949	12,929

At the beginning of 2023, before the scenario of severe stress observed in the marketable securities’ market, the Company opted to reduce its position in funds, migrating a large part of the funds to fixed income operations (Bank Deposit Certificates - CDBs) with first-class banks, and returning gradually in August 2023.

(i)	As of December 2017, the Company, with the aim of using tax deductibility benefit for income tax purposes, started investing in the National Film Industry Financing Fund (FUNCINE). The average remuneration in 2023 was 0.05% p.a. (0.09% p.a. on December 31, 2022).

(ii)	Fundo Soberano is composed only of federal government bonds. The average remuneration in 2023 was 99.37% p.a. of the variation of the Interbank Deposit Certificate - CDI (99.94% on December 31, 2022).

(iii)	The Company invests in open money market funds or FICs (Quota Investment Fund). Those funds invest mostly in federal government bonds and papers from financial institutions, mostly rated as AAA (highest quality). The average remuneration of FICs in 2023 was 102.18% of the variation of the Interbank Deposit Certificate - CDI (107.19% in 2022).

(a)	Government bonds are fixed income financial instruments issued by the National Treasury to finance the activities of the Federal Government.

(b)	The CDB operations are emitted by the banks with the commitment of stock buyback by the bank itself and with predetermined taxes.

(c)	The Financial bills are fixed income tittles issued by financial institutions with the objective of a long-term fund raising.

(d)	Debentures, FIDC, commercial notes, promissory notes and bank credit notes.